CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS (Details) - USD ($)	Oct. 01, 2025	Sep. 30, 2025	Jul. 01, 2025	Jun. 30, 2025	Jun. 30, 2024
Customers transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve		$ 29,793,711		$ 20,890,603	$ 19,326,300
Cash on deposit in the reserve account		29,189,001		21,175,129	19,677,378
Cash reserve deposit more than amount required		604,710		284,526	351,078
Customers transactions and credit balances | Subsequent event
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Amount deposited to reserve account in accordance with the rule	$ 1,200,000		$ 225,000
Cash on deposit in the reserve account in excess of the amount required	$ 595,291		$ 509,526
Broker-dealer transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve		100,000		100,000	100,000
Cash on deposit in the reserve account		200,563		200,575	200,738
Cash reserve deposit more than amount required		$ 100,563		$ 100,575	$ 100,738